Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

Note 16 — Related party balances and transactions

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Related Party Name	Relationship to the Company
Springview Contracts Pte. Ltd.	Controlled by executive director and shareholder, Ms. Lee Siew Yian and shareholder, Mr. Heng Kong Chuan
GGL Enterprises Pte. Ltd.	Controlled by CEO and shareholder, Mr. Wang Zhuo, and shareholder, Mr. Heng Kong Chuan
Mr. Heng Kong Chuan	Shareholder and spouse of executive director, Ms. Lee Siew Yian
China International Corporate Management	Controlled by CEO and shareholder, Mr. Wang Zhuo

a. Accounts receivable – a related party

	As of December 31,
Related Party Name	2024	2025	2025
	S$	S$	$
Springview Contracts Pte. Ltd. (1)	19,901	—	—
Mr. Heng Kong Chuan (2)	—	122,842	95,530
Total	19,901	122,842	95,530

b. Amount due to related parties

	As of December 31,
Related Party Name	2024	2025	2025
	S$	S$	$
Mr. Heng Kong Chuan(2)	(85,350)	—	—
China International Corporate Management (3)	(969,247)	(1,004,334)	(781,036)
Total	(1,054,597)	(1,004,334)	(781,036)

c. Related party transactions

		For the Years Ended December 31,
Nature	Name	2023	2024	2025	2025
		S$	S$	S$	$
Construction service provided to Springview Contracts Pte. Ltd.	Springview Contracts Pte. Ltd.(1)	185,694	—	—	—
Interior design service subcontracting cost provided by GGL Enterprises Pte. Ltd.	GGL Enterprises Pte. Ltd.	12,778	5,270	15,000	11,665

(1)	Springview Contracts Pte. Ltd. engaged the Company to provide construction services for projects under Springview Contracts Pte. Ltd. The total charges are computed and issued as sales invoices to Springview Contracts Pte. Ltd. by the Company at the end of each fiscal year, which resulted in accounts receivable and amounts due from Springview Contracts Pte. Ltd. Such receivables are due within 120 days. As of December 31, 2025, no receivables are considered past due.

During the years ended December 31, 2024 and 2025, the Company received payment of S$125,941 and S$19,901 ($15,476) from Springview Contracts Pte. Ltd., respectively.

(2)	The Company signed an agreement with Mr. Heng Kong Chuan on August 1, 2024, under which Mr. Heng Kong Chuan would provide the company with an interest-free working capital loan facility not exceeding S$1,500,000 till July 30, 2026. During the year ended December 31, 2024, the Company received proceeds from Mr. Heng Kong Chuan S$65,449.

During the year ended December 31, 2025, the Company received proceeds from Mr. Heng Kong Chuan S$208,192 ($161,904), which included the interest-free working capital loan borrowed from Mr. Heng Kong Chuan of S$75,000 ($58,325). During the same period, the Company repaid S$85,350 ($66,374) to Heng Kong Chuan and provide a short-term loan to Heng Kong Chuan of S$197,842 ($220,229). As of the date of this report, the accounts receivable due from Mr. Heng Kong Chuan have been fully collected.

(3)

During the year ended December 31, 2024, in order to replenish the company’s operating funds and enhance its liquidity, the Company received proceeds of S$384,919 from China International Corporate Management, which is the Company under the control of Mr. Zhuo Wang. As of December 31, 2024, China International Corporate Management has provided financial support amounting to S$969,247 ($709,448) for payment of expenses incurred for IPO and accrued interest under this financial support letter.

During the year ended December 31, 2025, the Company accrued S$35,087 ($27,286) as interest expenses related to the fund provided by China International Corporate Management. As of December 31, 2025, China International Corporate Management has provided financial support amounting to S$1,004,334 ($781,036) for payment of expenses incurred for IPO and accrued interest under this financial support letter.